Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 9,111,464.6	$ 131,744.7	₨ 7,376,179.0
Less: Allowance for credit losses	148,232.0	2,143.4	112,507.2	$ 1,626.8	₨ 78,496.9	₨ 57,360.1
Total	8,963,232.6	129,601.3	7,263,671.8
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	6,237,903.6	90,195.1	5,213,364.6
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	951,744.2	13,761.5	885,234.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,538,107.4	22,239.8	1,187,127.1
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,478,317.8	21,375.3	1,305,219.8
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	746,288.0	10,790.7	595,813.6
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	513,771.6	7,428.7	362,718.1
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,009,674.6	14,599.1	877,251.3
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 2,873,561.0	$ 41,549.6	₨ 2,162,814.4